N-2 - USD ($) $ / shares in Units, shares in Millions			3 Months Ended
		Mar. 14, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023
Cover [Abstract]
Entity Central Index Key		0001270131
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		LMP Capital and Income Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES
Sales Load (Percentage of Offering Price)	1.00% (1)
Offering Expenses Borne by the Fund (Percentage of Offering Price)	0.15% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00 (3)
TOTAL TRANSACTION EXPENSES ( as a percentage of offering price ) (4)	1.15%

(1)
Represents the estimated commission with respect to the shares of Common Stock being sold in this offering. There is no guarantee that there will be any sales of the shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus.

(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s Dividend Reinvestment Plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)
Based upon net assets attributable to our Common Stock as of November 30, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 9,475,679 shares of Common Stock at an offering price of $15.83 (the last reported sale price per share for the Common Stock on the NYSE as of March 14, 2025). The price per share of any sale of shares of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.15%
Other Transaction Expenses [Percent]	[4]	1.15%
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Common Stock (Assumes Leverage is Used)
ANNUAL EXPENSES
Management Fees (5)	1.05%
Interest Payment on Borrowed Funds (6)	1.44%
Other Expenses (7)	0.16%
TOTAL ANNUAL EXPENSES	2.65%
(5)
The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding Borrowings used for leverage and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 19.04% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended November 30, 2024). If the Fund were to use leverage in excess of 19.04% of its Managed Assets, the management fees shown would be higher.

(6)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 19.04% of its Managed Assets (which equals the average level of leverage for the Fund’s fiscal year ended November 30, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.

(7)	Expenses based on amounts incurred in the fiscal year ended November 30, 2024.

Management Fees [Percent]	[5]	1.05%
Interest Expenses on Borrowings [Percent]	[6]	1.44%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.16%
Total Annual Expenses [Percent]		2.65%
Expense Example [Table Text Block]
Example*
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in shares of Common Stock, assuming (i) “Total Annual Expenses” of 2.65% of net assets attributable to Common Stock (which assumes the Fund’s use of leverage in an aggregate amount equal to 19.04% of the Fund’s Managed Assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$39	$94	$151	$307

*
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 39
Expense Example, Years 1 to 3	[8]	94
Expense Example, Years 1 to 5	[8]	151
Expense Example, Years 1 to 10	[8]	$ 307
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses Common Stockholders would bear directly or indirectly. The table below is based on the capital structure of the Fund as of November 30, 2024 (except as noted below), adjusted for the issuance of $150 million of additional shares of Common Stock.
Basis of Transaction Fees, Note [Text Block]		Percentage of Offering Price
Other Transaction Fees, Note [Text Block]		Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
Other Expenses, Note [Text Block]		Expenses based on amounts incurred in the fiscal year ended November 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding Borrowings used for leverage and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 19.04% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended November 30, 2024). If the Fund were to use leverage in excess of 19.04% of its Managed Assets, the management fees shown would be higher.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale prices of our Common Stock, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

		Price Range
	NAV (1)	High	Low	Premium / (Discount) of High Sales Price to NAV	Premium / (Discount) of Low Sales Price to NAV
Fiscal Year Ending November 30, 2025
First Quarter	$17.73	$17.80	$16.46	0.39%	(7.16)%
Fiscal Year Ending November 30, 2024
Fourth Quarter	$18.64	$17.93	$16.05	(3.81)%	(13.89)%
Third Quarter	$17.41	$16.46	$14.87	(5.46)%	(14.62)%
Second Quarter	$16.34	$15.64	$14.26	(4.28)%	(12.73)%
First Quarter	$16.02	$14.40	$13.07	(10.11)%	(18.41)%
Fiscal Year Ending November 30, 2023
Fourth Quarter	$14.90	$13.28	$11.42	(10.87)%	(23.36)%
Third Quarter	$14.98	$13.28	$12.06	(11.35)%	(19.49)%
Second Quarter	$14.14	$12.56	$11.40	(11.17)%	(19.38)%
First Quarter	$14.30	$12.98	$11.69	(9.23)%	(18.25)%

Source of market prices: NYSE.

(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

On March 14, 2025, the last reported sale price of our Common Stock on the NYSE was $15.83, which represented a discount of approximately 6.1% to the net asset value per share reported by us on that date.
As of March 14, 2025, we had approximately 17 million shares of Common Stock outstanding and we had net assets attributable to Common Stockholders of approximately $289 million.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Stock
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 16.46	$ 16.05	$ 14.87	$ 14.26	$ 13.07	$ 11.42	$ 12.06	$ 11.4	$ 11.69
Highest Price or Bid			$ 17.8	$ 17.93	$ 16.46	$ 15.64	$ 14.4	$ 13.28	$ 13.28	$ 12.56	$ 12.98
Highest Price or Bid, Premium (Discount) to NAV [Percent]			0.39%	(3.81%)	(5.46%)	(4.28%)	(10.11%)	(10.87%)	(11.35%)	(11.17%)	(9.23%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(7.16%)	(13.89%)	(14.62%)	(12.73%)	(18.41%)	(23.36%)	(19.49%)	(19.38%)	(18.25%)
Share Price		$ 15.83
NAV Per Share	[9]		$ 17.73	$ 18.64	$ 17.41	$ 16.34	$ 16.02	$ 14.9	$ 14.98	$ 14.14	$ 14.3
Latest Premium (Discount) to NAV [Percent]		6.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Held [Shares]		17

[1]	Represents the estimated commission with respect to the shares of Common Stock being sold in this offering. There is no guarantee that there will be any sales of the shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to stockholders for participating in the Fund’s Dividend Reinvestment Plan. However, stockholders participating in the Plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	Based upon net assets attributable to our Common Stock as of November 30, 2024 after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 9,475,679 shares of Common Stock at an offering price of $15.83 (the last reported sale price per share for the Common Stock on the NYSE as of March 14, 2025). The price per share of any sale of shares of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[5]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.85% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding Borrowings used for leverage and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 19.04% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended November 30, 2024). If the Fund were to use leverage in excess of 19.04% of its Managed Assets, the management fees shown would be higher.
[6]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 19.04% of its Managed Assets (which equals the average level of leverage for the Fund’s fiscal year ended November 30, 2024). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.
[7]	Expenses based on amounts incurred in the fiscal year ended November 30, 2024.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”